Management of financial risk - Impairment loss allowance of contract assets of transaction based and support service (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount	¥ 274,618	¥ 252,274
Loss allowance	54,795	19,881
Credit risk | Cost
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount	329,413	272,155
Credit risk | Cost | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount	12,300	98,863
Credit risk | Contract assets of transaction based and support service | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Loss allowance	9	1,818	¥ 1,960
Credit risk | Contract assets of transaction based and support service | Cost | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount	12,300	98,863
Credit risk | Contract assets of transaction based and support service | Cost | Stage 1
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount	12,290	98,364
Credit risk | Contract assets of transaction based and support service | Cost | Stage 2
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount	10	499
Credit risk | Contract assets of transaction based and support service | Impairment loss allowance | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Loss allowance	9	1,818
Credit risk | Contract assets of transaction based and support service | Impairment loss allowance | Stage 1
Disclosure of nature and extent of risks arising from financial instruments
Loss allowance	1	1,421
Credit risk | Contract assets of transaction based and support service | Impairment loss allowance | Stage 2
Disclosure of nature and extent of risks arising from financial instruments
Loss allowance	¥ 8	¥ 397